Consolidated Statement of Cash Flows - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Loss before taxation		€ (93,335)	€ (211,841)	€ (32,487)
Adjustments for:
Interest income		(133)	(850)	(790)
Depreciation and amortization		5,260	4,424	3,858
Interest expense		566	289	170
Share listing expense			152,787
Equity settled share-based payment		26,403	22,908	152
MD Anderson compensation expense			45	700
(Decrease) Increase in other liabilities resulting from share appreciation rights			(2,036)	1,864
Payment related to share-based compensation awards previously classified as equity-settled			(4,322)
Net foreign exchange differences		554	(4,477)	3
Change in fair value of warrant liabilities		10,990	(17,775)
Changes in:
Decrease (increase) in accounts receivable		569	(294)	(563)
(Increase) in other assets		(483)	(1,600)	(1,497)
(Decrease) increase in accounts payable and other current liabilities		(31,784)	(23,387)	98,937
Interest received		175	808	790
Interest paid		(566)	(289)	(170)
Net cash (used in)/provided by operating activities		(81,784)	(85,610)	70,967
Cash flows from investing activities
Payments for property, plant and equipment		(5,106)	(7,420)	(2,143)
Cash paid for investments in Other financial assets	[1]	(11,298)	(58,087)	(77,810)
Cash received from maturity of investments classified in Other financial assets	[1]	24,448	49,662	74,888
Payments for intangible assets		(551)	(104)	(91)
Proceeds from disposal of property, plant and equipment				97
Net cash (used in)/provided by investing activities		7,493	(15,949)	(5,059)
Cash flows from financing activities
Proceeds from issuance of shares to equity holders of the parent		94	217,918
Transaction cost deducted from equity			(7,939)
Payments for leases		(2,707)	(2,096)	(1,862)
Net cash (used in)/provided by financing activities		(2,613)	207,883	(1,862)
Net (decrease)/increase in cash and cash equivalents		(76,904)	106,324	64,046
Cash and cash equivalents at beginning of period		207,530	103,353	39,367
Effects of exchange rate changes on cash and cash equivalents		2,368	(2,147)	(60)
Cash and cash equivalents at end of period		€ 132,994	€ 207,530	€ 103,353

[1]	See Note 2 for details regarding the revision of prior period numbers as a result of a correction in presentation of cash paid for investments in Other financial assets and Cash received from maturity of investments classified in Other financial assets